Accumulated Other Comprehensive Income / (Loss)	12 Months Ended
Dec. 31, 2016
Accumulated Other Comprehensive Income Loss Net Of Tax [Abstract]
Accumulated Other Comprehensive Income / (Loss)
12. Accumulated Other Comprehensive Income / (Loss):

The amounts in the accompanying balance sheets are analyzed as follows:

	December 31,
	2015	2016
Cash flows hedges realized loss	$(26,187)	$-
Actuarial pension gain	3,346	3,346
Total	$(22,841)	$3,346